Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Entity Information [Line Items]
Schedule Of Federal And State Income Taxed Charged To Income
Federal and state income taxes charged to income are as follows:

	2016	2015	2014
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$50,482	$18,661	$944
State	12,080	5,758	110
Total current income taxes	62,562	24,419	1,054
Deferred income taxes:
Federal	11,885	29,165	58,114
State	215	5,019	12,498
Total deferred income taxes	12,100	34,184	70,612
Net amortization of investment credit	(1,501)	(1,319)	(1,431)
Total charge to utility operating expenses	73,161	57,284	70,235
Charged to other income and deductions:
Current income taxes:
Federal	(30,558)	(18,661)	(459)
State	(4,807)	(5,758)	(5)
Total current income taxes	(35,365)	(24,419)	(464)
Deferred income taxes:
Federal	20,998	(2,573)	(18,082)
State	2,415	1,274	(3,645)
Total deferred income taxes	23,413	(1,299)	(21,727)
Net provision to other income and deductions	(11,952)	(25,718)	(22,191)
Total federal and state income tax provisions	$61,209	$31,566	$48,044

Schedule Of Effective Income Tax Rate
The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2016	2015	2014
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.1%	4.7%	4.8%
Amortization of investment tax credits	(0.8)%	(1.5)%	(1.2)%
Preferred dividends of subsidiary	0.6%	1.3%	0.9%
Depreciation flow through and amortization	(0.5)%	(0.3)%	(0.3)%
Additional funds used during construction - equity	(3.8)%	(3.5)%	(0.3)%
Manufacturers’ Production Deduction (Sec. 199)	(1.3)%	—%	—%
Other – net	(0.9)%	0.2%	0.2%
Effective tax rate	32.4%	35.9%	39.1%

Schedule Of Deferred Tax Assets And Liabilities
The significant items comprising IPALCO’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2016 and 2015, are as follows:

	2016	2015
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$569,204	$541,369
Regulatory assets recoverable through future rates	180,608	178,187
Other	11,612	11,768
Total deferred tax liabilities	761,424	731,324
Deferred tax assets:
Investment tax credit	927	1,507
Regulatory liabilities including ARO	272,001	260,555
Employee benefit plans	27,358	38,159
Net operating loss	—	23,161
Other	11,408	10,548
Total deferred tax assets	311,694	333,930
Deferred income taxes – net	$449,730	$397,394

Reconciliation Of Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(In Thousands)
Unrecognized tax benefits at January 1	$7,147	$7,042	$6,734
Gross increases – current period tax positions	724	962	975
Gross decreases – prior period tax positions	(1,237)	(857)	(667)
Unrecognized tax benefits at December 31	$6,634	$7,147	$7,042

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Federal And State Income Taxed Charged To Income
Federal and state income taxes charged to income are as follows:

	2016	2015	2014
	(In Thousands)
Charged to utility operating expenses:
Current income taxes:
Federal	$50,482	$18,661	$944
State	12,080	5,758	110
Total current income taxes	62,562	24,419	1,054
Deferred income taxes:
Federal	11,885	29,165	58,114
State	215	5,019	12,498
Total deferred income taxes	12,100	34,184	70,612
Net amortization of investment credit	(1,501)	(1,319)	(1,431)
Total charge to utility operating expenses	73,161	57,284	70,235
Charged to other income and deductions:
Current income taxes:
Federal	(1,009)	(1,715)	329
State	(16)	(240)	69
Total current income taxes	(1,025)	(1,955)	398
Deferred income taxes:
Federal	552	740	(1,202)
State	13	150	(148)
Total deferred income taxes	565	890	(1,350)
Net provision to other income and deductions	(460)	(1,065)	(952)
Total federal and state income tax provisions	$72,701	$56,219	$69,283

Schedule Of Effective Income Tax Rate
The reasons for the difference, stated as a percentage of pretax income, are as follows:

	2016	2015	2014
Federal statutory tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefit	4.0%	4.4%	4.6%
Amortization of investment tax credits	(0.7)%	(0.8)%	(0.8)%
Depreciation flow through and amortization	(0.4)%	(0.2)%	(0.2)%
Additional funds used during construction - equity	(3.2)%	(1.9)%	(0.2)%
Manufacturers’ Production Deduction (Sec. 199)	(2.2)%	(1.0)%	—%
Other – net	(0.8)%	0.1%	0.4%
Effective tax rate	31.7%	35.6%	38.8%

Schedule Of Deferred Tax Assets And Liabilities
The significant items comprising IPL’s net accumulated deferred tax liability recognized on the audited Consolidated Balance Sheets as of December 31, 2016 and 2015, are as follows:

	2016	2015
	(In Thousands)
Deferred tax liabilities:
Relating to utility property, net	$569,204	$541,369
Regulatory assets recoverable through future rates	180,608	178,187
Other	11,090	11,349
Total deferred tax liabilities	760,902	730,905
Deferred tax assets:
Investment tax credit	927	1,507
Regulatory liabilities including ARO	272,001	260,555
Employee benefit plans	27,358	38,159
Other	11,396	10,953
Total deferred tax assets	311,682	311,174
Deferred income taxes – net	$449,220	$419,731

Reconciliation Of Unrecognized Tax Benefits
The following is a reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
	(In Thousands)
Unrecognized tax benefits at January 1	$7,147	$7,042	$6,734
Gross increases – current period tax positions	724	962	975
Gross decreases – prior period tax positions	(1,237)	(857)	(667)
Unrecognized tax benefits at December 31	$6,634	$7,147	$7,042